CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (362,051,956)	$ (52,492,599)	¥ 585,926,978	¥ 958,818,661
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Expected credit loss for receivables and other assets	(221,121,383)	(32,059,587)	(151,816,830)	1,621,362,182
Impairment loss from other assets	268,926,952	38,990,743	156,394,433	20,000,000
Depreciation and amortization	7,946,648	1,152,156	21,619,246	10,424,113
Amortization of right-of-use assets	56,380,582	8,174,416	77,855,551	33,525,924
Loss on disposal of property and equipment	8,227,046	1,192,810	256,289
Gain on lease contract termination	(55,108,922)	(7,990,043)
Accrued interest of convertible senior notes	1,732,915	251,249	15,982,460	27,107,232
Income from the repurchase of convertible senior notes	(10,028,456)	(1,453,989)	(12,046,522)	(622,109,001)
Share-based compensation expense	24,053,760	3,487,467	35,344,620	45,633,820
Share of loss in subsidiaries	(13,998,022)	(2,029,522)	221,798,009	370,038,652
Unrealized investment (income)/losses of short-term investments	41,288,248	5,986,233	(17,213,203)	(45,478,742)
Unrealized investment losses of long-term Investments	58,356,978	8,460,966	24,635,329
Unrealized investment (income)/losses of derivative instruments	180,503,919	26,170,608	(17,375,517)
Foreign exchange loss/(gain), net	(250,234)	(36,281)	51,356	107,144
Changes in operating assets and liabilities:
Financing service fee receivables	44,040,204	6,385,229	31,940,278	77,321,929
Contract assets	27,996,290	4,059,080	133,132,960	2,899,485,965
Deferred tax assets and liabilities	20,860,679	3,024,514	125,293,714	132,655,274
Other current and non-current assets	254,556,401	36,907,210	(402,938,535)	438,899,289
Interest payables				(10,843,333)
Guarantee liabilities	(885,303)	(128,357)	(10,812,329)	(251,768,288)
Risk assurance liabilities			(168,294,292)	(2,328,042,357)
Operating lease liabilities	(29,219,868)	(4,236,483)	(77,467,656)	(26,406,203)
Other current and non-current liabilities	(41,335,021)	(5,993,014)	349,798,672	(879,020,326)
Net cash provided by operating activities	260,871,457	37,822,806	922,065,011	2,471,711,935
Cash flows from investing activities:
Proceeds from redemption of short-term investments	16,062,252,248	2,328,807,668	18,799,896,906	11,815,240,269
Proceeds from redemption of long-term investments				50,985,560
Proceeds from collection of loan principal	6,492,787,117	941,365,644	16,368,229,503	20,724,809,596
Principal collection of finance lease receivables	36,115,570	5,236,265	189,717,720	273,855,570
Proceeds from disposal of long-term assets	7,895,615	1,144,757	149,084
Purchases of short-term investments	(15,538,749,194)	(2,252,906,860)	(19,796,721,359)	(16,802,875,965)
Purchases of property and equipment, intangible assets and land lease right of use asset	(273,627,149)	(39,672,207)	(478,432,280)	(221,786,498)
Purchases of long-term investments	(4,161,298)	(603,331)	(63,185,197)	(76,403,621)
Purchases of equity method investment	(32,150,000)	(4,661,312)		(738,758,741)
Payments to originate loan principal	(3,955,464,909)	(573,488,504)	(14,636,496,696)	(18,294,941,866)
Deposit pledged as collateral or prepayment for derivative instruments	(880,068,744)	(127,597,974)	(629,737,680)
Payments of film investment as passive investor	(30,000,000)	(4,349,591)
Net cash provided by/(used in) investing activities	1,884,829,256	273,274,555	(246,579,999)	(3,269,875,696)
Cash flows from financing activities:
Proceeds from deposits to funding				235,245,240
Proceeds from borrowings			42,896,264	102,415,457
Proceeds from issuance of shares of subsidiary				10,000,000
Proceeds from exercise of share options	141	20	1,240	431
Repayment of borrowings				(1,038,727,000)
Repurchase of ordinary shares	(145,866,006)	(21,148,583)		(15,528,092)
Repurchase of convertible senior notes	(689,124,926)	(99,913,723)	(119,367,198)	(859,219,671)
Payments for interest of convertible senior notes			(7,722,291)	(25,457,967)
Net cash used in financing activities	(834,990,791)	(121,062,286)	(84,191,985)	(1,591,271,602)
Effect of exchange rate changes	18,618,221	2,699,388	(20,835,203)	(56,189,971)
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	1,329,328,143	192,734,463	570,457,824	(2,445,625,334)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	2,243,419,848	325,265,303	1,672,962,024	4,118,587,358
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	3,572,747,991	517,999,766	2,243,419,848	1,672,962,024
Reconciliation of cash and cash equivalents, and restricted cash and cash equivalents to the consolidated balance sheet
Cash and cash equivalents	3,486,376,077	505,477,016	2,065,495,008	1,537,557,823
Restricted cash and cash equivalents	86,371,914	12,522,750	177,924,840	135,404,201
Total cash and cash equivalents, and restricted cash and cash equivalents	3,572,747,991		2,243,419,848	1,672,962,024
Supplemental disclosures of cash flow information:
Income taxes paid	59,108,121	8,569,872	137,550,241	638,407,957
Interest expense paid	¥ 1,707,057	$ 247,500	¥ 7,722,291	¥ 26,083,616